Annual Total Returns	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
FT Vest Nasdaq-100 Buffer ETF - March | FT Vest Nasdaq-100 Buffer ETF - March
Prospectus [Line Items]
Annual Return [Percent]	16.54%	34.77%	(16.42%)